SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Schedule of information by segment

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Net revenues:
Existing home transaction services	31,947,953	24,123,703	27,954,135
New home transaction services	46,472,378	28,650,374	30,575,778
Home renovation and furnishing	197,452	5,046,627	10,850,497
Emerging and other services	2,134,656	2,848,075	8,396,522
Total	80,752,439	60,668,779	77,776,932

Material costs, property leasing costs, commission and compensation costs:
Existing home transaction services	(20,123,501)	(14,510,838)	(14,762,910)
New home transaction services	(37,525,240)	(21,886,020)	(22,455,253)
Home renovation and furnishing	(195,869)	(3,562,068)	(7,705,325)
Emerging and other services	(288,593)	(1,956,468)	(6,380,385)
Total	(58,133,203)	(41,915,394)	(51,303,873)

Contribution:
Existing home transaction services	11,824,452	9,612,865	13,191,225
New home transaction services	8,947,138	6,764,354	8,120,525
Home renovation and furnishing	1,583	1,484,559	3,145,172
Emerging and other services	1,846,063	891,607	2,016,137
Total	22,619,236	18,753,385	26,473,059